Long-Term Debt - Schedule of Long-Term Debt (Details)	3 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Debt Instrument
Fair value adjustment on WGL Acquisition (note 3)	$ 79,000,000		$ 77,000,000
Finance lease liabilities (note 10)	25,000,000		17,000,000
Long-term debt including lease obligations	9,132,000,000		8,239,000,000
Less: debt issuance costs	(41,000,000)		(44,000,000)
Total long-term debt	9,091,000,000		8,195,000,000
Less: current portion	(334,000,000)		(511,000,000)
Less: liabilities associated with assets held for sale (note 5) (e)	(63,000,000)		0
Long-term debt, noncurrent	8,694,000,000		7,684,000,000
$450 million term loan
Debt Instrument
Debt face amount	450,000,000
Long-term debt, gross	450,000,000		0
$500 million Senior unsecured - 2.61 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 500,000,000
Debt instrument rate (as a percent)	2.61%	2.61%
Long-term debt, gross	$ 0		500,000,000
$300 million Senior unsecured - 3.57 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 300,000,000
Debt instrument rate (as a percent)	3.57%	3.57%
Long-term debt, gross	$ 300,000,000		300,000,000
$200 million Senior unsecured - 4.40 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	4.40%	4.40%
Long-term debt, gross	$ 200,000,000		200,000,000
Senior Unsecured Notes 1.23% Due March 2024 | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 350,000,000
Debt instrument rate (as a percent)	1.23%	1.23%
Long-term debt, gross	$ 350,000,000		350,000,000
$300 million Senior unsecured - 3.84 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 300,000,000
Debt instrument rate (as a percent)	3.84%	3.84%
Long-term debt, gross	$ 300,000,000		300,000,000
$500 million Senior unsecured - 2.16 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 500,000,000
Debt instrument rate (as a percent)	2.16%	2.16%
Long-term debt, gross	$ 500,000,000		500,000,000
$350 million Senior unsecured - 4.12 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 350,000,000
Debt instrument rate (as a percent)	4.12%	4.12%
Long-term debt, gross	$ 350,000,000		350,000,000
$200 million Senior unsecured - 2.17 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	2.17%	2.17%
Long-term debt, gross	$ 200,000,000		200,000,000
$200 million Senior unsecured - 3.98 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	3.98%	3.98%
Long-term debt, gross	$ 200,000,000		200,000,000
$500 million Senior unsecured - 2.08 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 500,000,000
Debt instrument rate (as a percent)	2.08%	2.08%
Long-term debt, gross	$ 500,000,000		500,000,000
$200 million Senior unsecured - 2.48 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	2.48%	2.48%
Long-term debt, gross	$ 200,000,000		200,000,000
$100 million Senior unsecured - 5.16 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 100,000,000
Debt instrument rate (as a percent)	5.16%	5.16%
Long-term debt, gross	$ 100,000,000		100,000,000
$300 million Senior unsecured - 4.50 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 300,000,000
Debt instrument rate (as a percent)	4.50%	4.50%
Long-term debt, gross	$ 300,000,000		300,000,000
$250 million Senior unsecured - 4.99 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount	$ 250,000,000
Debt instrument rate (as a percent)	4.99%	4.99%
Long-term debt, gross	$ 250,000,000		250,000,000
US$20 million Senior unsecured - 6.65 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 20,000,000
Debt instrument rate (as a percent)	6.65%	6.65%
US$20 million Senior unsecured - 6.65 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 27,000,000		25,000,000
US$41 million Senior unsecured - 5.44 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 41,000,000
Debt instrument rate (as a percent)	5.44%	5.44%
US$41 million Senior unsecured - 5.44 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 55,000,000		51,000,000
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 53,000,000
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	6.62%	6.62%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	6.82%	6.82%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 72,000,000		67,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 72,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	6.40%	6.40%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	6.57%	6.57%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 98,000,000		91,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 52,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	6.57%	6.57%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	6.85%	6.85%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 70,000,000		66,000,000
US$9 million Senior unsecured - 7.50 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 9,000,000
Debt instrument rate (as a percent)	7.50%	7.50%
US$9 million Senior unsecured - 7.50 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 12,000,000		11,000,000
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 50,000,000
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	5.70%	5.70%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	5.78%	5.78%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 68,000,000		63,000,000
US$75 million Senior unsecured - 5.21 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 75,000,000
Debt instrument rate (as a percent)	5.21%	5.21%
US$75 million Senior unsecured - 5.21 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 102,000,000		95,000,000
US$75 million Senior unsecured - 5.00 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 75,000,000
Debt instrument rate (as a percent)	5.00%	5.00%
US$75 million Senior unsecured - 5.00 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 102,000,000		95,000,000
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 300,000,000
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	4.22%	4.22%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	4.60%	4.60%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 405,000,000		380,000,000
US$450 million Senior unsecured - 3.80 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 450,000,000
Debt instrument rate (as a percent)	3.80%	3.80%
US$450 million Senior unsecured - 3.80 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 608,000,000		572,000,000
US$400 million Senior unsecured - 3.65 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 400,000,000
Debt instrument rate (as a percent)	3.65%	3.65%
US$400 million Senior unsecured - 3.65 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 563,000,000		528,000,000
Premium from debt issued	$ 15,000,000
US$200 million Senior unsecured - 2.98 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount		$ 200,000,000
Debt instrument rate (as a percent)	2.98%	2.98%
Long-term debt, gross	$ 271,000,000		254,000,000
US$25 million Senior unsecured - 5.25 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount		$ 25,000,000
Debt instrument rate (as a percent)	5.25%	5.25%
Long-term debt, gross	$ 34,000,000		0
US$175 million Senior unsecured - 5.33 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Debt face amount		$ 175,000,000
Debt instrument rate (as a percent)	5.33%	5.33%
Long-term debt, gross	$ 237,000,000		0
US$82 million SEMCO Senior Secured - 4.48 percent | SEMCO long-term debt
Debt Instrument
Debt face amount		$ 82,000,000
Debt instrument rate (as a percent)	4.48%	4.48%
Long-term debt, gross	$ 60,000,000		63,000,000
US$225 million First Mortgage Bonds - 2.45 percent | SEMCO long-term debt
Debt Instrument
Debt face amount		$ 225,000,000
Debt instrument rate (as a percent)	2.45%	2.45%
Long-term debt, gross	$ 305,000,000		285,000,000
US$225 million First Mortgage Bonds - 3.15 percent | SEMCO long-term debt
Debt Instrument
Debt face amount		$ 225,000,000
Debt instrument rate (as a percent)	3.15%	3.15%
Long-term debt, gross	$ 305,000,000		285,000,000
Credit facilities | $2 billion unsecured extendible revolving facility (a)
Debt Instrument
Debt face amount	2,000,000,000
Long-term debt, gross	860,000,000		375,000,000
Credit facilities | $2 billion unsecured extendible revolving facility (a) | Line of Credit
Debt Instrument
Debt face amount	$ 200,000,000
Debt instrument term (years)	3 years
Credit facilities | $2 billion unsecured extendible revolving facility (a) | Extendable Side Car Liquidity Revolving Facility
Debt Instrument
Debt face amount	$ 300,000,000
Debt instrument term (years)	2 years
Credit facilities | $2 billion unsecured extendible revolving facility (a) | Extendable Committed Revolving Facility
Debt Instrument
Debt instrument term (years)	5 years
Credit facilities | US$150 million unsecured extendible revolving facility
Debt Instrument
Debt face amount		$ 150,000,000
Long-term debt, gross	$ 188,000,000		120,000,000
Credit facilities | Commercial Paper
Debt Instrument
Long-term debt, gross	$ 386,000,000		$ 469,000,000